Note 13 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 13:     EMPLOYEE BENEFIT PLANS

Equity Plans

On May 26, 2010, the Company’s stockholders voted to approve the Guaranty Federal Bancshares, Inc. 2010 Equity Plan (the ”Plan”). The Plan provides for the grant of up to 200,000 shares of Common Stock under equity awards including stock options, stock awards, restricted stock, stock appreciation rights, performance units, or other equity-based awards payable in cash or stock to key employees and directors of the Company and the Bank. As of December 31, 2013, non-incentive stock options for 25,000 shares and restricted stock for 79,677 shares of Common Stock have been granted under the Plan.

In addition, the Company established four stock option plans for the benefit of certain directors, officers and employees of the Company and its subsidiary. A committee of the Company’s Board of Directors administers the plans. The stock options under these plans may be either incentive stock options or nonqualified stock options. Incentive stock options can be granted only to participants who are employees of the Company or its subsidiary. The option price must not be less than the market value of the Company stock on the date of grant. All options expire no later than ten years from the date of grant. The options vest at the rate of 20% per year over a five-year period.

The table below summarizes transactions under the Company’s stock option plans:

	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2011	194,750	170,829	$16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	16.09
Granted	-	-	-
Exercised	(2,003)	-	6.18
Forfeited	(7,997)	-	6.18
Balance outstanding as of December 31, 2012	174,500	167,000	16.38
Granted	-	-	-
Exercised	(1,800)	-	5.23
Forfeited	(4,600)	(46,000)	15.86
Balance outstanding as of December 31, 2013	168,100	121,000	$16.54
Options exercisable as of December 31, 2013	147,300	104,250	$18.23

As of December 31, 2013, total outstanding stock options of 289,100 had a remaining contractual life of 3.10 years.

The total intrinsic value of outstanding stock options was $0 at both December 31, 2013 and 2012 and the total intrinsic value of outstanding exercisable stock options was $0 at both December 31, 2013 and 2012. The total fair value of share awards vested was $432,850 and $306,950 during 2013 and 2012, respectively.

There were no options granted during the years ended December 31, 2013 and 2012. The fair value of each option granted is estimated on the date of the grant using the Black-Scholes pricing model with the following weighted-average assumptions for 2010.

December 31, 2010
Dividends per share	$-
Risk-free interest rate	2.15%
Expected life of options (years)	5
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year	$2.04

In January 2013 and 2012, the Company granted restricted stock to directors that was fully vested and thus, expensed in full during the year ended December 31, 2013 and 2012, respectively. The amount expensed of $116,032 and $110,009 for 2013 and 2012, respectively, represents 16,576 and 18,520 shares of common stock at a market price of $7.00 and $5.94, respectively, at the date of grant.

During 2012, the Company granted 27,313 shares of restricted stock to officers that have a cliff vesting at the end of two years, except for the CEO, who has a three year cliff vesting. The expense is being recognized over the applicable vesting period. The amount expensed during 2013 and 2012 was $89,357 and $79,330, respectively.

Total stock-based compensation expense is comprised of expense for restricted stock awards and stock options. Expense recognized for the years ended December 31, 2013, 2012 and 2011 was $254,508, $253,017 and $186,654, respectively. As of December 31, 2013, there was $30,755 of unrecognized compensation expense related to nonvested stock options and $35,380 of unrecognized compensation expense related to nonvested restricted stock awards, which will be recognized over the remaining vesting periods.

Employee Stock Ownership Plan

The Employee Stock Ownership Plan (the “ESOP”) is a tax-qualified retirement plan sponsored and maintained by the Bank for the benefit of employees of the Company and the Bank. Effective as of December 31, 2012, the Bank’s Board of Directors approved the termination of the ESOP. Prior to distributing participant account balances held under the ESOP, the Bank allocated all then unallocated shares held by the ESOP as of December 31, 2012 to the appropriate participants’ accounts. The Bank also submitted to the Internal Revenue Service an application for a determination letter in connection with the termination of the ESOP. By letter dated September 9, 2013, the Service indicated that, based upon the information contained in the Bank’s application, it had determined that the termination of the ESOP does not adversely affect its qualification for federal tax purposes. Based on the Service’s issuance of a favorable determination letter, the Bank distributed all 233,224 shares of common stock held in the account balances to all of the ESOP’s 145 participants by December 31, 2013.